UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23151

5-to-15 Year Laddered Municipal Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.3%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.5%

Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/37	$2,475	$2,929,261

Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	500	539,805

Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	1,175	1,348,125

		$4,817,191

Education — 4.7%

Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 0.325%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$2,736,552

Arizona State University:

5.00%, 7/1/35	1,500	1,877,670

5.00%, 7/1/36	1,000	1,249,620

Connecticut Health and Educational Facilities Authority, (Fairfield University):

5.00%, 7/1/25	875	976,955

5.00%, 7/1/26	1,000	1,143,930

Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	587,477

Miami University, OH, 5.00%, 9/1/32(2)	735	918,713

New York Dormitory Authority, (Rochester Institute of Technology):

5.00%, 7/1/35	540	661,252

5.00%, 7/1/36	395	483,255

5.00%, 7/1/37	840	1,026,413

New York Dormitory Authority, (School Districts Revenue Bond Financing Program):

5.00%, 10/1/32	1,500	1,864,065

5.00%, 10/1/33	1,175	1,459,585

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	200,782

Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):

4.00%, 9/1/33	305	362,471

4.00%, 9/1/34	350	415,065

Saginaw Valley State University, MI:

5.00%, 7/1/27	500	576,810

5.00%, 7/1/28	1,000	1,150,380

Swarthmore Borough Authority, PA, (Swarthmore College), 4.00%, 9/15/37	1,925	2,273,271

Texas A&M University, 4.00%, 5/15/34	1,000	1,186,920

Security	Principal Amount (000’s omitted)	Value

Education (continued)

University of Florida:

4.00%, 7/1/31	$5,000	$5,946,900

4.00%, 7/1/32	6,465	7,613,249

4.00%, 7/1/33	6,720	7,896,873

University of Hawaii, 3.00%, 10/1/31	1,000	1,085,580

		$43,693,788

Electric Utilities — 2.1%

Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,122,170

Energy Northwest, WA, Wind Project Revenue:

5.00%, 7/1/25	365	409,994

5.00%, 7/1/26	1,000	1,120,780

Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	283,202

Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	850,983

New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	873,796

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	575,560

Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	285,867

Seattle, WA, Municipal Light and Power Revenue, 0.31%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	2,000	2,017,360

Seattle, WA, Municipal Light and Power Revenue, Green Bonds, 4.00%, 7/1/34	5,035	5,880,225

Springfield Electric System Revenue, IL:

5.00%, 3/1/27	250	277,582

5.00%, 3/1/28	250	277,183

5.00%, 3/1/29	250	276,783

Tallahassee, FL, Energy System Revenue:

5.00%, 10/1/27	300	330,501

5.00%, 10/1/28	400	440,000

5.00%, 10/1/29	1,120	1,231,698

5.00%, 10/1/30	1,500	1,649,595

5.00%, 10/1/31	1,000	1,099,730

5.00%, 10/1/33	300	329,586

Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	271,993

		$19,604,588

Escrowed / Prerefunded — 0.7%

North Carolina Medical Care Commission, (United Methodist Retirement Homes):

Prerefunded to 10/1/23, 5.00%, 10/1/24	$150	$164,403

Prerefunded to 10/1/23, 5.00%, 10/1/25	100	109,602

Prerefunded to 10/1/23, 5.00%, 10/1/26	1,100	1,205,622

Prerefunded to 10/1/23, 5.00%, 10/1/27	50	54,801

19	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

North Carolina Medical Care Commission, (United Methodist Retirement Homes): (continued)

Prerefunded to 10/1/23, 5.00%, 10/1/29	$125	$137,003

Prerefunded to 10/1/23, 5.00%, 10/1/32	225	246,604

Series 2017A, Prerefunded to 10/1/23, 5.00%, 10/1/30	250	274,005

Pennington County, SD, Certificates of Participation, Prerefunded to 6/1/25, 5.00%, 6/1/27	1,300	1,461,798

Seward County Unified School District No. 480, KS, Prerefunded to 9/1/25, 5.00%, 9/1/29	2,000	2,265,280

South Dakota Building Authority:

Prerefunded to 6/1/25, 5.00%, 6/1/28	210	236,504

Series 2015B, Prerefunded to 6/1/25, 5.00%, 6/1/30	200	225,242

		$6,380,864

General Obligations — 25.7%

Addison, TX, Prerefunded to 2/15/23, 5.00%, 2/15/26	$270	$282,118

Anchorage, AK:

5.00%, 9/1/25	100	113,039

5.00%, 9/1/27	780	876,455

Beaumont, TX, Certificates of Obligation, 4.00%, 3/1/32	500	577,675

Belding Area Schools, MI:

5.00%, 5/1/28	250	287,585

5.00%, 5/1/30	250	286,693

Birmingham, AL:

5.00%, 12/1/25	1,050	1,195,141

5.00%, 12/1/27	2,460	2,944,325

Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	450	511,988

Brookline, MA:

5.00%, 3/15/30	2,000	2,463,960

5.00%, 3/15/31	3,825	4,710,411

Burlington, VT:

5.00%, 11/1/27	255	305,730

5.00%, 11/1/29	75	93,252

5.00%, 11/1/30	300	371,979

Series 2016A, 5.00%, 11/1/26	150	175,509

Series 2019A, 5.00%, 11/1/26	210	245,713

California:

4.00%, 8/1/36	5,000	5,472,000

5.00%, 12/1/29	700	873,488

5.00%, 12/1/30	2,750	3,499,347

5.00%, 12/1/31	1,550	2,011,419

5.00%, 8/1/32	1,590	1,827,021

5.00%, 12/1/34	2,500	3,153,400

Cape May County, NJ, 3.00%, 10/1/31	1,000	1,068,580

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Carrollton-Farmers Branch Independent School District, TX, (PSF Guaranteed):

4.00%, 2/15/32	$650	$762,638

4.00%, 2/15/33	1,000	1,174,380

4.00%, 2/15/34	1,010	1,186,386

Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	1,000	746,160

Clark County, NV, 3.00%, 11/1/36	3,580	3,822,581

Colonial School District, PA:

5.00%, 2/15/32	100	113,120

5.00%, 2/15/33	200	226,092

Connecticut:

4.00%, 6/1/32	1,000	1,167,180

4.00%, 6/1/33	600	698,976

4.00%, 1/15/34	1,500	1,758,090

4.00%, 6/1/35	850	981,580

4.00%, 6/1/36	1,000	1,149,500

Contra Costa Community College District, CA, (Election of 2014):

4.00%, 8/1/32	650	760,890

4.00%, 8/1/33	100	116,934

Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	735,292

Dallas Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35(2)	4,095	4,412,608

Dallas, TX, 5.00%, 2/15/31	3,465	3,609,317

Delaware, 5.00%, 2/1/29	1,000	1,205,750

Denton County, TX, 4.00%, 7/15/31	1,500	1,707,540

District of Columbia, 5.00%, 6/1/33	6,690	7,277,783

Dowagiac Union School District, MI, 4.00%, 5/1/26	350	390,061

Dublin City School District, OH, 5.00%, 12/1/29	500	612,210

Easton Area School District, PA, 5.00%, 2/1/31	1,400	1,681,974

Elgin Independent School District, TX, (PSF Guaranteed), 3.00%, 8/1/37(2)	2,070	2,235,973

Elk Grove Unified School District, CA, 4.00%, 8/1/32	2,305	2,733,177

Flower Mound, TX, 5.00%, 3/1/27	510	586,883

Franklin County, OH, Prerefunded to 6/1/23, 4.25%, 12/1/35	1,100	1,150,809

Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	431,448

Georgia, 5.00%, 2/1/32	1,000	1,176,080

Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	571,130

Harlandale Independent School District, TX, 5.00%, 8/1/29	845	988,236

Hawaii, 5.00%, 1/1/30	3,730	4,575,218

Hennepin County, MN, 5.00%, 12/1/33	1,000	1,170,580

20	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Homewood, AL:

5.00%, 9/1/28	$2,000	$2,320,000

5.00%, 9/1/29	2,000	2,313,520

Honolulu City and County, HI, 3.00%, 9/1/31	110	117,161

Illinois:

5.00%, 9/1/27	12,035	13,903,674

5.00%, 3/1/28	2,000	2,006,680

5.00%, 4/1/29	1,190	1,279,262

5.00%, 3/1/34	6,000	6,017,940

5.00%, 3/1/35	1,000	1,002,970

5.50%, 5/1/30	5,500	6,809,385

Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,073,410

Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,822,314

Kennewick School District No. 17, WA:

4.00%, 12/1/33	655	772,350

4.00%, 12/1/34	1,200	1,412,796

Lakeland, FL:

5.00%, 10/1/25	635	707,777

5.00%, 10/1/28	1,500	1,674,885

5.00%, 10/1/30	1,000	1,114,610

Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	380	267,809

Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,750,032

Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,882,812

Los Angeles Unified School District, CA:

4.00%, 7/1/33	2,500	2,911,900

4.00%, 7/1/36	3,000	3,454,800

Maine, 5.00%, 6/1/30	2,105	2,668,845

McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	220,412

Miami-Dade County School District, FL, 5.00%, 3/15/28	300	334,539

Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,126,490

Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	598,091

Morris Township, NJ, 3.00%, 11/1/27	440	470,620

Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	160,302

Navasota Independent School District, TX, (PSF Guaranteed):

Prerefunded to 2/15/25, 5.00%, 2/15/28	195	217,066

Prerefunded to 2/15/25, 5.00%, 2/15/29	340	378,474

Prerefunded to 2/15/25, 5.00%, 2/15/30	725	807,041

Prerefunded to 2/15/25, 5.00%, 2/15/31	885	985,147

Prerefunded to 2/15/25, 5.00%, 2/15/32	720	801,475

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

New Jersey:

4.00%, 6/1/31	$5,000	$5,805,450

5.00%, 6/1/28	10,000	11,912,600

New York, 5.00%, 3/15/31	3,000	3,870,300

Ohio, (Adult Correctional Building Fund):

5.00%, 10/1/28	1,000	1,218,300

5.00%, 10/1/29	1,500	1,864,500

5.00%, 10/1/30	1,000	1,266,780

Oregon:

2.35%, 6/1/25	165	171,131

2.40%, 12/1/25	1,050	1,094,635

Pasadena, TX:

4.00%, 2/15/28	500	540,245

4.00%, 2/15/29	150	161,886

4.00%, 2/15/30	500	539,310

4.00%, 2/15/31	650	700,499

Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	968,925

Pennsylvania:

4.00%, 6/15/31	135	143,243

Prerefunded to 6/1/22, 4.00%, 6/1/30	5,000	5,059,800

Philadelphia, PA:

5.00%, 2/1/26	1,150	1,315,381

5.00%, 2/1/31	1,550	1,911,305

Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,093,466

Portland, OR, 5.00%, 6/1/30	6,515	8,260,108

Ravenswood City School District, CA, (Election of 2016):

5.00%, 8/1/25	485	548,380

5.00%, 8/1/26	505	586,962

5.00%, 8/1/27	530	613,756

5.00%, 8/1/28	555	642,179

5.00%, 8/1/29	575	664,781

Richland County School District No. 2, SC, 4.00%, 3/1/32	2,290	2,681,269

Romeo Community Schools, MI, 5.00%, 5/1/30	700	803,985

Romulus, MI:

4.00%, 11/1/31	250	273,733

4.00%, 11/1/32	100	109,493

4.00%, 11/1/33	250	273,638

SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,650	1,847,142

School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	495,086

Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	300	327,150

21	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Southfield Public Schools, MI:

5.00%, 5/1/25	$1,100	$1,233,485

5.00%, 5/1/27	1,000	1,183,830

St. Mary’s County, MD:

5.00%, 5/1/28	1,255	1,522,415

5.00%, 5/1/30	1,245	1,571,514

St. Vrain Valley School District RE-1J, CO:

5.00%, 12/15/28	1,700	1,993,743

5.00%, 12/15/29	1,000	1,169,700

Stamford, CT, 4.00%, 8/1/27	650	711,795

Sun Valley, ID:

5.00%, 9/15/25	755	858,095

5.00%, 9/15/26	695	812,142

Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35(2)	5,000	5,948,050

Torrance Unified School District, CA, (Election of 2014):

5.00%, 8/1/30	515	595,654

5.00%, 8/1/31	450	518,990

Tuloso-Midway Independent School District, TX, (PSF Guaranteed):

4.00%, 8/15/27	510	557,083

4.00%, 8/15/28	530	577,583

4.00%, 8/15/29	545	593,734

University City School District, MO, 4.00%, 2/15/35(2)	790	897,535

Washington:

5.00%, 8/1/28	1,485	1,716,868

5.00%, 8/1/29	1,400	1,616,608

Wellesley, MA:

5.00%, 4/1/30	1,990	2,514,763

5.00%, 4/1/31	1,985	2,557,275

Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	3,170,130

Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	395,266

York County, PA, 5.00%, 6/1/27	1,225	1,357,974

		$241,487,643

Hospital — 14.5%

Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):

5.00%, 4/1/31	$1,750	$2,077,057

5.00%, 4/1/33	3,000	3,553,290

Arizona Health Facilities Authority, (Banner Health), 0.31%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	5,000	5,001,800

Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	271,723

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$92,990

California Health Facilities Financing Authority, (CommonSpirit Health), 4.00%, 4/1/36	2,870	3,236,528

California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	880,125

Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	385,377

Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.):

4.00%, 4/1/34	100	114,414

4.00%, 4/1/35	290	330,826

4.00%, 4/1/36	300	340,947

Colorado Health Facilities Authority, (CommonSpirit Health):

5.00%, 8/1/34	2,000	2,408,180

5.00%, 8/1/35	3,000	3,603,480

5.00% to 8/1/26 (Put Date), 8/1/49	5,000	5,666,800

Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	168,210

Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,686,370

Connecticut Health and Educational Facilities Authority, (Stamford Hospital):

4.00%, 7/1/26	600	664,944

4.00%, 7/1/27	700	788,179

4.00%, 7/1/28	650	741,838

4.00%, 7/1/29	500	577,195

4.00%, 7/1/30	750	866,025

Duluth Economic Development Authority, MN, (St. Luke’s Hospital of Duluth Obligated Group):

Series 2021A, 5.00%, 6/15/29	285	342,103

Series 2021A, 5.00%, 6/15/30	285	347,124

Series 2021A, 5.00%, 6/15/31	285	351,630

Series 2022A, 5.00%, 6/15/28(2)	460	533,756

Series 2022A, 5.00%, 6/15/29(2)	375	440,944

Series 2022A, 5.00%, 6/15/30(2)	425	506,808

Series 2022A, 5.00%, 6/15/31(2)	450	543,902

Geisinger Authority, PA, (Geisinger Health System), 5.00%, 4/1/35	6,000	7,363,080

Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	1,143,190

Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,214,120

Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	581,080

Illinois Finance Authority, (Rush University Medical Center):

5.00%, 11/15/31	1,000	1,105,570

5.00%, 11/15/32	1,000	1,104,890

22	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 1.46%, (SIFMA + 1.40%), 2/1/25 (Put Date), 2/1/46(1)	$12,715	$12,807,311

Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,134,260

Louisiana Public Facilities Authority, (Ochsner Clinic Foundation):

5.00%, 5/15/25	250	279,800

5.00%, 5/15/26	250	277,833

5.00%, 5/15/27	250	277,240

Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):

5.00%, 10/1/30	2,000	2,302,640

5.00%, 10/1/31	1,500	1,725,525

5.00%, 10/1/32	2,000	2,297,780

Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.63%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(1)	4,575	4,597,234

Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,106,380

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	485	520,997

Massachusetts Development Finance Agency, (South Shore Hospital):

5.00%, 7/1/24	550	596,601

5.00%, 7/1/26	500	571,735

5.00%, 7/1/28	245	278,925

Medford Hospital Facilities Authority, OR, (Asante Health System):

5.00%, 8/15/34	1,000	1,230,780

5.00%, 8/15/35	700	860,461

5.00%, 8/15/36	1,000	1,226,180

Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 8/1/28	1,315	1,435,322

Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	553,558

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,139,430

Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group):

5.00%, 7/1/23	400	421,528

5.00%, 7/1/28	1,340	1,487,078

5.00%, 7/1/29	775	857,863

Montgomery County, OH, (Dayton Children’s Hospital):

4.00%, 8/1/36	1,000	1,150,560

4.00%, 8/1/37	1,100	1,262,767

5.00%, 8/1/31	800	1,021,240

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Montgomery County, OH, (Dayton Children’s Hospital): (continued)

5.00%, 8/1/32	$750	$955,777

5.00%, 8/1/33	800	1,015,800

5.00%, 8/1/34	1,150	1,458,522

5.00%, 8/1/35	1,750	2,216,357

Montgomery County, OH, (Kettering Health Network Obligated Group):

5.00%, 8/1/32	275	344,985

5.00%, 8/1/33	300	375,606

New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):

5.00%, 8/1/25	400	450,660

5.00%, 8/1/28	500	596,360

5.00%, 8/1/29	500	593,875

New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):

5.00%, 7/1/25	1,000	1,126,850

5.00%, 7/1/27	700	812,749

5.00%, 7/1/28	700	811,111

5.00%, 7/1/30	520	600,122

5.00%, 7/1/31	700	805,588

Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,125,150

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	750	866,355

Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 10/15/37	1,375	1,586,255

Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/33	2,250	2,765,092

Pima County Industrial Development Authority, AZ, (Tucson Medical Center):

5.00%, 4/1/31	1,000	1,264,930

5.00%, 4/1/34	1,590	2,000,951

Public Finance Authority, WI, (Renown Regional Medical Center):

4.00%, 6/1/35	795	903,017

5.00%, 6/1/34	1,320	1,618,426

5.00%, 6/1/36	2,310	2,825,523

Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,149,450

Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	269,203

Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	160,781

St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	563,670

23	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	$625	$698,044

University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,866,443

Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/26 (Put Date), 5/15/60	3,500	4,051,460

Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):

5.00%, 12/1/25	335	379,696

5.00%, 12/1/27	205	234,764

5.00%, 12/1/28	500	572,145

5.00%, 12/1/30	400	457,356

5.00%, 12/1/31	300	342,609

Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,862,028

Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	461,632

		$135,644,865

Housing — 2.1%

Georgia Housing & Finance Authority, 3.65%, 12/1/32	$630	$660,322

Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):

1.50%, 1/1/31	300	283,242

1.60%, 7/1/31	250	237,030

Minnesota Housing Finance Agency:

2019 Series A, 4.00%, 8/1/34	295	336,123

2019 Series A, 4.00%, 8/1/35	440	500,742

2019 Series C, 4.00%, 8/1/33	525	600,731

2019 Series C, 4.00%, 8/1/34	240	274,174

2019 Series C, 4.00%, 8/1/35	285	324,344

New York City Housing Development Corp., NY:

2.65%, 11/1/27	870	899,667

2.80%, 5/1/29	655	680,866

2.85%, 11/1/29	300	312,006

New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):

2.20%, 5/1/25	190	194,020

2.25%, 11/1/25	225	230,454

2.40%, 11/1/26	225	232,002

2.50%, 11/1/27	140	144,074

2.60%, 5/1/28	110	113,463

New York Mortgage Agency:

2.30%, 10/1/30	1,000	1,001,320

3.65%, 4/1/32	425	447,988

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Seattle Housing Authority, WA:

2.875%, 12/1/25	$900	$944,532

3.00%, 12/1/26	920	974,308

Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,494,944

Tennessee Housing Development Agency, 2.80%, 7/1/26	250	261,225

Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,163	1,209,427

Virginia Housing Development Authority, 2.55%, 5/1/27	630	645,674

Washington Housing Finance Commission:

2.25%, 6/1/25	105	107,384

2.30%, 12/1/25	130	133,370

2.40%, 6/1/26	105	107,586

		$19,351,018

Insured – Education — 0.7%

New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/33	$1,625	$2,011,978

Patterson Joint Unified School District, CA, (Election 2018):

(BAM), 5.00%, 8/1/28	1,065	1,228,275

(BAM), 5.00%, 8/1/29	1,000	1,150,010

University of Central Florida, (AGM), 4.00%, 10/1/34	1,805	2,121,922

		$6,512,185

Insured – Electric Utilities — 0.2%

Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project J):

(AGM), 4.00%, 1/1/36	$335	$378,242

(AGM), 4.00%, 1/1/37	655	738,669

Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M):

(AGM), 4.00%, 1/1/36	435	492,159

(AGM), 4.00%, 1/1/37	470	531,133

		$2,140,203

Insured – Escrowed / Prerefunded — 0.0%(3)

New Britain, CT:

(BAM), Escrowed to Maturity, 5.00%, 3/1/25	$5	$5,573

(BAM), Escrowed to Maturity, 5.00%, 3/1/25	100	111,612

		$117,185

Insured – General Obligations — 1.0%

Fort Bend County Municipal Utility District No. 58, TX:

(BAM), 3.00%, 4/1/26	$185	$194,861

24	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)

Fort Bend County Municipal Utility District No. 58, TX: (continued)

(BAM), 3.00%, 4/1/30	$25	$26,389

(BAM), 3.00%, 4/1/32	360	378,839

New Britain, CT, (BAM), 5.00%, 3/1/25	135	149,765

Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	507,816

Pharr, TX:

(AGM), 4.00%, 8/15/35	2,190	2,585,623

(AGM), 4.00%, 8/15/37	2,485	2,923,950

Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	772,531

Yonkers, NY:

(BAM), Series 2019A, 5.00%, 5/1/31	750	922,972

(BAM), Series 2019B, 5.00%, 5/1/31	825	1,015,270

		$9,478,016

Insured – Housing — 0.1%

California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing):

Green Bonds, (BAM), 4.00%, 5/15/35	$600	$691,620

Green Bonds, (BAM), 4.00%, 5/15/36	600	690,864

		$1,382,484

Insured – Lease Revenue / Certificates of Participation — 0.2%

Clermont County Port Authority, OH, (West Clermont Local School District):

(BAM), 5.00%, 12/1/26	$250	$283,455

(BAM), 5.00%, 12/1/29	100	112,624

Highlands County School Board, FL:

(BAM), 5.00%, 3/1/26	400	443,876

(BAM), 5.00%, 3/1/27	200	221,618

Pasco County School Board, FL:

(BAM), 5.00%, 8/1/27	605	700,034

(BAM), 5.00%, 8/1/29	310	355,486

		$2,117,093

Insured – Other Revenue — 0.4%

New York Dormitory Authority, School Districts Revenue Bond Financing Program:

(AGM), 5.00%, 10/1/33	$500	$602,980

(AGM), 5.00%, 10/1/34	1,250	1,506,787

(AGM), 5.00%, 10/1/35	1,000	1,202,200

		$3,311,967

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.1%

Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	$420	$473,189

Vineyard Redevelopment Agency, UT:

(AGM), 4.00%, 5/1/34	115	132,403

(AGM), 4.00%, 5/1/36	135	155,375

		$760,967

Insured – Transportation — 1.2%

New Brunswick Parking Authority, NJ:

(BAM), 5.00%, 9/1/25	$500	$564,445

(BAM), 5.00%, 9/1/27	375	423,473

New Orleans Aviation Board, LA:

(AGM), 5.00%, 1/1/30	1,000	1,185,960

(AGM), 5.00%, 1/1/31	1,250	1,480,113

(AGM), 5.00%, 1/1/32	1,650	1,951,834

(AGM), 5.00%, 1/1/33	2,450	2,896,806

(AGM), 5.00%, 1/1/34	2,485	2,937,270

		$11,439,901

Insured – Water and Sewer — 0.1%

Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$282,582

Hamburg Municipal Authority, PA, Sewer Revenue:

(AGM), 2.00%, 10/1/32	370	368,254

(AGM), 2.00%, 10/1/34	200	197,934

(AGM), 2.00%, 10/1/36	255	246,616

Western Riverside Water and Wastewater Financing Authority, CA, (AGM), 4.00%, 9/1/28	250	285,940

		$1,381,326

Lease Revenue / Certificates of Participation — 5.5%

Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,095,080

Aspen Fire Protection District, CO:

4.00%, 12/1/30	235	268,206

4.00%, 12/1/31	250	283,570

4.00%, 12/1/32	205	232,343

Broward County School Board, FL:

5.00%, 7/1/25	500	561,995

5.00%, 7/1/27	500	580,300

5.00%, 7/1/29	500	574,495

California Public Works Board:

4.00%, 5/1/36	880	1,014,411

5.00%, 11/1/29	1,000	1,157,570

25	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	$500	$580,755

Colorado Department of Transportation:

5.00%, 6/15/30	350	399,140

5.00%, 6/15/31	310	353,384

Colorado, (Building Excellent Schools Today):

4.00%, 3/15/37	1,000	1,165,950

5.00%, 3/15/33	1,150	1,459,051

Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:

5.00%, 6/1/25	500	559,790

5.00%, 6/1/29	3,000	3,583,200

5.00%, 6/1/30	3,000	3,568,230

Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	227,164

Forsyth County, NC, Limited Obligation Bonds, 5.00%, 4/1/27	1,300	1,536,613

Fountain Valley Public Financing Authority, CA:

4.00%, 11/1/25	570	626,960

4.00%, 11/1/26	595	659,450

4.00%, 11/1/27	620	683,922

4.00%, 11/1/28	645	709,261

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	490,446

Indiana Finance Authority, (Stadium Project), (SPA: U.S. Bank, N.A.), 0.11%, 2/1/35(4)	4,800	4,800,000

Lake Houston Redevelopment Authority, TX:

3.00%, 9/1/37	300	299,253

4.00%, 9/1/32	200	225,254

4.00%, 9/1/35	200	224,174

4.00%, 9/1/36	200	223,908

5.00%, 9/1/31	250	304,148

Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,714,361

Moulton Niguel Water District, CA, Certificates of Participation, 3.00%, 9/1/35	815	881,398

Oklahoma County Finance Authority, OK, (Deer Creek Public Schools):

5.00%, 12/1/25	1,405	1,590,081

5.00%, 12/1/26	2,000	2,263,460

Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools):

5.00%, 10/1/25	1,000	1,127,270

5.00%, 10/1/26	1,000	1,156,680

Orange County School Board, FL, Prerefunded to 8/1/25, 5.00%, 8/1/32	1,935	2,186,434

Palm Beach County School Board, FL, 5.00%, 8/1/31	4,000	4,480,320

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/32	$2,585	$2,865,912

Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	440,186

Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	567,675

Riverside County Public Financing Authority, CA:

Prerefunded to 11/1/25, 5.00%, 11/1/27	850	966,960

Prerefunded to 11/1/25, 5.00%, 11/1/28	950	1,080,720

South Dakota Building Authority, 5.00%, 6/1/26	500	575,775

Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,317,977

		$51,663,232

Other Revenue — 10.9%

Bexar County, TX, Combination Tax and Revenue Certificates of Obligation, 4.00%, 6/15/34	$905	$1,017,799

Bexar County, TX, Motor Vehicle Rental Tax Revenue:

4.00%, 8/15/33	690	777,085

4.00%, 8/15/34	810	911,420

4.00%, 8/15/35	510	572,603

Black Belt Energy Gas District, AL, 4.00% to 12/1/26 (Put Date), 10/1/52	18,500	20,346,485

District of Columbia, (National Public Radio, Inc.):

Prerefunded to 4/1/26, 5.00%, 4/1/28	1,000	1,153,460

Prerefunded to 4/1/26, 5.00%, 4/1/29	1,000	1,153,460

Fort Myers, FL, Capital Improvement Revenue:

5.00%, 12/1/32	825	936,392

5.00%, 12/1/33	640	725,901

5.00%, 12/1/34	510	577,636

Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/37	3,400	3,955,050

Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	175,455

Kentucky Public Energy Authority, Gas Supply Revenue:

4.00%, 7/1/24	5,000	5,294,400

4.00% to 2/1/28 (Put Date), 2/1/50	19,000	21,181,960

Knoxville, TN, Gas System Revenue, 4.00%, 3/1/33	3,245	3,696,087

Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,526,400

Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City):

5.00%, 12/1/32	2,355	2,888,101

5.00%, 12/1/34	2,425	2,963,956

Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):

5.00%, 4/1/27	500	575,190

5.00%, 4/1/29	275	314,911

26	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	$1,270	$1,413,878

New York City Cultural Resources Trust, NY, (Carnegie Hall):

5.00%, 12/1/27	100	118,642

5.00%, 12/1/29	325	400,173

5.00%, 12/1/31	250	307,998

5.00%, 12/1/32	550	677,974

5.00%, 12/1/33	200	246,600

5.00%, 12/1/34	300	369,393

5.00%, 12/1/35	700	861,084

New York City Educational Construction Fund, NY, 5.00%, 4/1/29	2,765	3,381,789

New York Dormitory Authority, Personal Income Tax Revenue:

4.00%, 3/15/38	1,750	1,994,107

5.00%, 3/15/36	5,000	6,407,000

Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,248,913

Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	5,000	5,403,550

Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/26	1,000	1,135,830

Wisconsin, Environmental Improvement Fund Revenue:

5.00%, 6/1/31	2,500	2,796,350

5.00%, 6/1/32	1,000	1,117,840

		$102,624,872

Senior Living / Life Care — 1.9%

Atlantic Beach, FL, (Fleet Landing), 3.00%, 11/15/23	$2,500	$2,500,925

Baltimore County, MD, (Riderwood Village, Inc.):

4.00%, 1/1/30	1,655	1,891,020

4.00%, 1/1/31	250	285,007

4.00%, 1/1/32	350	398,314

4.00%, 1/1/33	600	682,854

4.00%, 1/1/34	685	779,023

4.00%, 1/1/35	615	698,726

Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):

5.00%, 11/15/28	50	55,888

5.00%, 11/15/30	910	1,010,446

California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	112,612

Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries):

2.50%, 1/1/26	640	668,960

5.00%, 1/1/27	1,035	1,174,715

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	$310	$344,497

Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	227,380

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):

3.00%, 2/1/27	1,000	1,050,030

5.00%, 2/1/23	600	623,448

5.00%, 2/1/29	600	672,498

5.00%, 2/1/30	200	223,264

5.00%, 2/1/31	250	278,470

North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	715	796,510

North Carolina Medical Care Commission, (United Methodist Retirement Homes):

Series 2016A, 5.00%, 10/1/30	230	262,556

Series 2016A, 5.00%, 10/1/31	675	768,271

Virginia Small Business Financing Authority, (LifeSpire of Virginia), 4.00%, 12/1/31	2,000	2,228,860

		$17,734,274

Special Tax Revenue — 4.3%

Allentown Neighborhood Improvement Zone Development Authority, PA:

5.00%, 5/1/26(2)	$500	$562,820

5.00%, 5/1/27(2)	500	573,870

5.00%, 5/1/28(2)	575	669,461

5.00%, 5/1/29(2)	600	709,434

5.00%, 5/1/30(2)	650	779,857

5.00%, 5/1/31(2)	675	820,537

5.00%, 5/1/32(2)	725	892,605

Downtown Smyrna Development Authority, GA:

3.00%, 2/1/36	100	108,765

4.00%, 2/1/35	430	507,043

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	574,865

Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, Green Bonds, 3.00%, 7/1/37	5,000	5,267,750

Miami-Dade County, FL, Special Obligation Bonds:

5.00%, 4/1/25	250	279,893

5.00%, 4/1/26	1,025	1,180,943

5.00%, 4/1/29	900	1,031,796

5.00%, 4/1/30	950	1,086,629

5.00%, 4/1/31	895	1,022,546

5.00%, 4/1/32	735	839,429

27	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

New York City Transitional Finance Authority, NY, Future Tax Revenue:

4.00%, 5/1/36	$2,000	$2,302,520

4.00%, 11/1/36	1,000	1,152,910

5.00%, 8/1/33	1,190	1,300,123

5.00%, 2/1/36(2)	3,310	4,211,280

New York Dormitory Authority, Sales Tax Revenue:

5.00%, 3/15/32	1,800	2,030,760

5.00%, 3/15/34	5,000	5,762,500

Queen Creek, AZ, Excise Tax and State Shared Revenue:

4.00%, 8/1/35	3,120	3,651,242

4.00%, 8/1/36	1,000	1,169,020

Successor Agency to San Mateo Redevelopment Agency, CA:

5.00%, 8/1/26	100	112,008

5.00%, 8/1/29	140	155,498

Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, Prerefunded to 9/1/26, 5.00%, 9/1/32	1,000	1,166,840

		$39,922,944

Transportation — 16.6%

Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	$2,005	$2,321,389

Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):

0.36%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	4,000	4,002,080

2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,890,558

Central Florida Expressway Authority, 4.00%, 7/1/35	3,150	3,469,693

Central Texas Regional Mobility Authority:

4.00%, 1/1/34	200	226,680

4.00%, 1/1/36	1,490	1,683,476

5.00%, 1/1/27	2,500	2,821,475

5.00%, 1/1/36	1,130	1,389,663

Chicago, IL, (O’Hare International Airport):

4.00%, 1/1/35	5,000	5,705,300

4.00%, 1/1/36	3,500	4,000,920

5.00%, 1/1/26	1,000	1,136,710

5.00%, 1/1/28	150	164,714

5.00%, 1/1/29	150	164,714

5.00%, 1/1/30	500	548,445

5.00%, 1/1/31	1,000	1,095,390

5.00%, 1/1/33	125	136,736

5.00%, 1/1/34	7,500	9,159,375

5.25%, 1/1/28	2,905	3,411,254

5.25%, 1/1/29	3,060	3,593,236

5.25%, 1/1/30	1,000	1,174,760

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Chicago, IL, (O’Hare International Airport): (continued)

5.25%, 1/1/31	$1,000	$1,174,750

5.25%, 1/1/32	2,565	3,013,388

Clark County, NV, Highway Revenue, 5.00%, 7/1/33	840	911,803

Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,440,520

Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,689,540

Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	555,325

Hawaii, Highway Revenue, 5.00%, 1/1/31	805	983,855

Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	731,393

Illinois Toll Highway Authority:

5.00%, 1/1/29	175	198,924

5.00%, 12/1/32	350	394,569

Kentucky Turnpike Authority, Prerefunded to 7/1/23, 5.00%, 7/1/33	300	317,544

Maine Turnpike Authority:

5.00%, 7/1/36(2)	1,150	1,472,782

5.00%, 7/1/37(2)	1,200	1,533,060

Massachusetts Bay Transportation Authority, 4.00%, 7/1/36	2,900	3,411,560

Massachusetts Department of Transportation, 5.00%, 1/1/30	4,235	5,157,425

Metropolitan Transportation Authority, NY:

0.364%, (67% of SOFR + 0.33%), 11/1/35(1)	7,125	7,070,707

0.464%, (67% of SOFR + 0.43%), 11/1/26(1)	2,500	2,439,800

5.00%, 11/15/41	415	427,595

5.25%, 11/15/30	500	565,055

Green Bonds, 4.00%, 11/15/32	5,000	5,467,100

Green Bonds, 5.00%, 11/15/25	5,000	5,639,650

Green Bonds, 5.00%, 11/15/26	5,815	6,694,228

Series 2012D, 5.00%, 11/15/28	1,070	1,102,475

Series 2015F, 5.00%, 11/15/28	640	717,069

New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	174,296

New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):

5.00%, 12/1/28	1,200	1,410,720

5.00%, 12/1/30	1,000	1,207,680

North Carolina, Grant Anticipation Revenue Vehicle Bonds:

5.00%, 3/1/29	550	610,264

5.00%, 3/1/30	400	443,984

Pennsylvania Turnpike Commission:

4.00%, 12/1/37	3,850	4,473,892

5.00%, 12/1/34	250	314,875

5.00%, 12/1/35	500	631,865

5.00%, 12/1/36	1,165	1,455,423

28	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Port Authority of New York and New Jersey:

4.00%, 7/15/36	$1,605	$1,833,199

5.00%, 9/1/34	3,595	4,443,672

Port of Seattle, WA:

5.00%, 3/1/27	250	273,158

5.00%, 3/1/29	250	272,825

Portland, ME, Airport Revenue:

Green Bonds, 5.00%, 1/1/29	225	268,178

Green Bonds, 5.00%, 1/1/31	370	446,856

Salt Lake City, UT, (Salt Lake City International Airport):

5.00%, 7/1/28	1,370	1,610,010

5.00%, 7/1/31	300	359,238

5.00%, 7/1/32	660	790,139

5.00%, 7/1/33	600	718,050

5.00%, 7/1/34	450	538,137

San Francisco City and County Airport Commission, CA, (San Francisco International Airport):

5.00%, 5/1/35	1,950	2,455,810

5.00%, 5/1/36	1,950	2,451,345

Texas Transportation Commission, (Central Texas Turnpike System):

0.00%, 8/1/34	1,000	661,360

0.00%, 8/1/35	500	313,410

Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/29	14,400	16,958,304

Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):

5.00%, 12/1/31	2,920	3,541,201

5.00%, 12/1/34	1,005	1,220,371

Wisconsin, Transportation Revenue:

5.00%, 7/1/31	3,450	3,765,606

Prerefunded to 7/1/24, 5.00%, 7/1/32	700	765,261

		$155,615,814

Water and Sewer — 3.8%

Buffalo Municipal Water Finance Authority, NY:

5.00%, 7/1/25	$300	$335,808

5.00%, 7/1/29	115	128,848

5.00%, 7/1/30	100	112,042

Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,680,630

Hillsborough County, FL, Wastewater Impact Fee:

5.00%, 5/1/26	3,000	3,440,310

5.00%, 5/1/27	2,315	2,716,213

5.00%, 5/1/29	1,220	1,488,998

King County, WA, Sewer Revenue, 0.29%, (SIFMA + 0.23%), 1/1/27 (Put Date), 1/1/40(1)	2,500	2,500,950

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	$575	$638,607

McAllen, TX, Waterworks and Sewer System Revenue, 4.00%, 2/1/27	1,000	1,093,990

Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,895	2,111,276

Mesa, AZ, Utility Systems Revenue:

5.00%, 7/1/27	600	693,288

5.00%, 7/1/29	500	575,885

Portland, OR, Water System Revenue, 4.00%, 5/1/33	2,470	2,932,532

Rapid City, SD, Water Revenue:

4.00%, 11/1/29	600	654,198

4.00%, 11/1/30	670	729,757

5.00%, 11/1/27	515	583,232

Richmond, VA, Public Utility Revenue, 4.00%, 1/15/36	6,955	8,076,563

Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	1,845	2,052,267

St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	558,465

Western Riverside Water and Wastewater Financing Authority, CA:

4.00%, 9/1/26	435	483,342

4.00%, 9/1/27	445	502,552

Wyoming, MI, Water Supply System Revenue:

5.00%, 6/1/27	505	584,760

5.00%, 6/1/28	550	635,355

		$35,309,868

Total Tax-Exempt Municipal Obligations — 97.3% (identified cost $895,333,166)		$912,492,288

Other Assets, Less Liabilities — 2.7%		$25,558,697

Net Assets — 100.0%		$938,050,985

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At January 31, 2022, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	12.2%

Others, representing less than 10% individually	85.1%

29	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Portfolio of Investments — continued

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2022, 4.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 3.1% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at January 31, 2022.

(2)	When-issued security.

(3)	Amount is less than 0.05%.
(4)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2022.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

Liq	–	Liquidity Provider

PSF	–	Permanent School Fund

SFMR	–	Single Family Mortgage Revenue

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	–	Secured Overnight Financing Rate

SPA	–	Standby Bond Purchase Agreement

30	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Statement of Assets and Liabilities

Assets	January 31, 2022

Unaffiliated investments, at value (identified cost, $895,333,166)	$912,492,288

Cash	37,956,415

Interest receivable	8,653,881

Receivable for investments sold	8,647,316

Receivable from affiliates	7,155

Total assets	$967,757,055

Liabilities

Payable for when-issued securities	$29,328,170

Payable to affiliate:

Investment adviser fee	260,006

Accrued expenses	117,894

Total liabilities	$29,706,070

Net Assets applicable to investors’ interest in Portfolio	$938,050,985

31	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Statement of Operations

Investment Income	Year Ended January 31, 2022

Interest	$19,490,562

Total investment income	$19,490,562

Expenses

Investment adviser fee	$3,057,043

Trustees’ fees and expenses	46,919

Custodian fee	229,942

Legal and accounting services	57,476

Miscellaneous	23,348

Total expenses	$3,414,728

Deduct —

Allocation of expenses to affiliates	$64,587

Total expense reductions	$64,587

Net expenses	$3,350,141

Net investment income	$16,140,421

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$3,510,528

Net realized gain	$3,510,528

Change in unrealized appreciation (depreciation) —

Investments	$(43,090,606)

Net change in unrealized appreciation (depreciation)	$(43,090,606)

Net realized and unrealized loss	$(39,580,078)

Net decrease in net assets from operations	$(23,439,657)

32	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Statements of Changes in Net Assets

	Year Ended January 31,
Increase (Decrease) in Net Assets	2022	2021

From operations —

Net investment income	$16,140,421	$15,352,513

Net realized gain	3,510,528	4,325,390

Net change in unrealized appreciation (depreciation)	(43,090,606)	17,011,685

Net increase (decrease) in net assets from operations	$(23,439,657)	$36,689,588

Capital transactions —

Contributions	$108,966,195	$203,943,194

Withdrawals	(58,460,755)	(59,666,246)

Portfolio transaction fee	250,960	395,167

Net increase in net assets from capital transactions	$50,756,400	$144,672,115

Net increase in net assets	$27,316,743	$181,361,703

Net Assets

At beginning of year	$910,734,242	$729,372,539

At end of year	$938,050,985	$910,734,242

33	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Financial Highlights

	Year Ended January 31,
Ratios/Supplemental Data	2022	2021	2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.35%	0.35%	0.35%	0.35%	0.35%

Net investment income	1.69%	1.94%	2.17%	2.16%	2.01%

Portfolio Turnover	22%	51%	28%	78%	35%

Total Return(1)	(2.44)%	4.66%	7.88%	3.11%	3.83%

Net assets, end of year (000’s omitted)	$938,051	$910,734	$729,373	$612,428	$676,300

(1)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01% of average daily net assets for each of the years ended January 31, 2022, 2021, 2020, 2019 and 2018). Absent this reimbursement, total return would be lower.

34	See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Notes to Financial Statements

1  Significant Accounting Policies

5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At January 31, 2022, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares held an interest of 99.9% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of January 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin

35

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Notes to Financial Statements — continued

earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

H  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.3200%

$1 billion but less than $2.5 billion	0.3075%

$2.5 billion but less than $5 billion	0.2950%

$5 billion and over	0.2875%

For the year ended January 31, 2022, the Portfolio’s investment adviser fee amounted to $3,057,043 or 0.32% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, BMR entered into a new investment sub-advisory agreement with Parametric, which took effect on March 1, 2021. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $64,587 in total of the Portfolio’s operating expenses for the year ended January 31, 2022.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $359,890,505 and $193,607,861, respectively, for the year ended January 31, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$895,298,175

Gross unrealized appreciation	$26,968,619

Gross unrealized depreciation	(9,774,506)

Net unrealized appreciation	$17,194,113

36

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Notes to Financial Statements — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2022.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$912,492,288	$—	$912,492,288

Total Investments	$—	$912,492,288	$—	$912,492,288

7  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

37

5-to-15 Year Laddered Municipal Bond Portfolio

January 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of 5-to-15 Year Laddered Municipal Bond Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of January 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of January 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 23, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

38

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

January 31, 2022

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust II (the Trust) and 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund or Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund or Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and the Portfolio, and his former position with EVC, which was an affiliate of the Trust and the Portfolio prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

39

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010), and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

40

Parametric

TABS 5-to-15 Year Laddered Municipal Bond Fund

January 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President of the Trust	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

41

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

42

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

43

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22626  1.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor.

Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the fiscal years ended January 31, 2021 and January 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	1/31/21	1/31/22
Audit Fees	$34,575	$34,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,213	$13,213
All Other Fees(3)	$0	$0

Total	$47,788	$47,213

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended January 31, 2021 and January 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	1/31/21	1/31/22
Registrant	$13,213	$13,213
Eaton Vance(1)	$150,300	$51,800

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

5-to-15 Year Laddered Municipal Bond Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2022